SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 89,250	[1]	$ 64,219
Dealer software and technology services operations
Disclosure of operating segments [line items]
Assets	37,939		20,376
Engineered components manufacturing
Disclosure of operating segments [line items]
Assets	22,606		16,380
Industrials
Disclosure of operating segments [line items]
Assets	28,112		27,315
Corporate and other
Disclosure of operating segments [line items]
Assets	$ 593		$ 148

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.